Stock-Based and Other Incentive Compensation - Narrative (Details)			1 Months Ended	12 Months Ended
	Apr. 27, 2015 $ / shares shares	Jan. 01, 2015 performance_target $ / shares shares	Nov. 30, 2014 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Oct. 31, 2013 shares
Legacy Bally Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares assumed and adjusted to become awards (in shares)			1,400,000
Shares assumed in business acquisition (in shares)			3,400,000
2003 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for awards under incentive compensation plan (in shares)				21,300,000
Shares available for grant (in shares)				5,300,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period				10 years
Offering period				6 years	6 years	6 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from first anniversary of grant (in years)				4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from first anniversary of grant (in years)	3 years	3 years
Number of RSUs granted (in shares)	200,000	300,000		2,900,000
Fair value of RSUs granted (in usd per share) | $ / shares	$ 12.83	$ 13.26		$ 12.95	$ 13.86
Number of performance targets | performance_target		3
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from first anniversary of grant (in years)				4 years
Employee stock purchase plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for awards under incentive compensation plan (in shares)				1,000,000.0
The maximum employee contribution as a percentage of employee compensation				15.00%
Offering period				6 months
Discount from market price on the last day of offering period (as a percent)				15.00%
Shares of commons stock issued (in shares)				128,000	170,000	58,000
Issue price per share (in usd per share) | $ / shares				$ 13.21	$ 10.01	$ 11.62
Bally Technologies Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award conversion ratio				1.75
Percentage of Legacy WMS Plan shares included in combined plan pool				57.14%
WMS Acquisition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares assumed in business acquisition (in shares)							5,600,000
Award conversion ratio				1.8
Percentage of Legacy WMS Plan shares included in combined plan pool				55.55%